Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jul. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Current assets
Cash and cash equivalents	$ 3,495,338	$ 6,573,813	$ 5,427,739
Other receivables	36,944	49,038	104,320
Short-term investments (Note 3)	1,084	289,388	86,112
Prepaid expenses	114,684	44,161	40,403
Related parties (Note 4b)	174,043	131,839	136,002
Total current assets	3,822,093	7,088,239	5,794,576
Non-current assets
Property and equipment			1,727
Intangible assets	100,133	108,326	119,310
Restricted cash	20,668	7,186	37,675
Right-of-use asset (Note 4c)	26,652	51,663
Total non-current assets	147,453	167,175	158,712
Total assets	3,969,546	7,255,414	5,953,288
Current liabilities
Accounts payable and accrued liabilities	646,919	526,056	617,004
Due to related parties (Note 4a)	49,820	48,962	42,433
Derivative warrant liabilities (Note 5, 7)	2,178,700	3,519,702	4,310,379
Short-term portion of lease liabilities (Note 4c)	28,439	36,726
Total current liabilities	2,903,878	4,131,446	4,969,816
Non- current liabilities
Long-term lease liabilities (Note 4c)		16,416
Total non- current liabilities		16,416
Total liabilities	2,903,878	4,147,862	4,969,816
Shareholders’ equity
Share capital and share premium (Note 6)	25,570,099	24,168,256	17,131,223
Warrants (Note 7)	459,341	459,341	459,341
Share-based payment reserve (Notes 8, 9)	2,249,360	2,523,946	2,182,221
Accumulated other comprehensive loss	(21,250)	(21,250)	(21,250)
Accumulated deficit	(27,191,882)	(24,022,741)	(18,768,063)
Total shareholders’ equity	1,065,668	3,107,552	983,472
Total liabilities and shareholders’ equity	$ 3,969,546	$ 7,255,414	$ 5,953,288